                               The Pilot Funds
                     Pilot Short-Term U.S. Treasury Fund
                   Pilot Short-Term Diversified Assets Fund
                 Pilot Short-Term Tax-Exempt Diversified Fund
                  Pilot Missouri Short-Term Tax-Exempt Fund

               Supplement to Prospectus Dated December 29, 1995

Concord Financial Services, Inc., 100 First Avenue Suite 300, Pittsburgh, PA 15222, currently serves as Transfer Agent to the Fund. In this regard, all written correspondence regarding a shareholder's fund account should be directed to the above-mentioned Transfer Agent. For additional information, please call toll-free (800) 871-2277.

        INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

December 29, 1995

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                               The Pilot Funds
                       Pilot International Equity Fund

Supplement to Prospectus Dated December 29, 1995

Concord Financial Services, Inc., 100 First Avenue Suite 300, Pittsburgh, PA 15222, currently serves as Transfer Agent to the Fund. In this regard, all written correspondence regarding a shareholder's fund account should be directed to the above-mentioned Transfer Agent. For additional information, please call toll-free (800) 871-2277.

        INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

December 29, 1995

                               The Pilot Funds
                         Pilot Growth and Income Fund
                           Pilot Equity Income Fund
                    Pilot U.S. Government Securities Fund
              Pilot Intermediate U.S. Government Securities Fund
                          Pilot Municipal Bond Fund
                    Pilot Intermediate Municipal Bond Fund

Supplement to Prospectus Dated December 29, 1995

Primary Funds Service Corp., 100 Financial Park, Franklin, MA 02038, currently serves as Transfer Agent to the Fund. In this regard, all written correspondence regarding a shareholders's fund account should be directed to the above-mentioned Transfer Agent. For additional information, please call toll-free (800) 844-1235.

        INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

December 29, 1995